Employees - Summary of Movements in Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current service cost	€ (216)	€ (220)	€ (245)
Special termination benefits	(5)	(16)	(4)
Past service costs including (losses)/gains on curtailments	(65)	41	(23)
Actuarial gain/(loss) arising from changes in demographic assumptions	(183)	(42)	(222)
Actuarial gain/(loss) arising from changes in financial assumptions	2,138	(611)	210
Actuarial gain/(loss) arising from experience adjustments	12	(18)	(133)
Liabilities [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	(21,754)	(22,943)
Current service cost	(216)	(220)
Special termination benefits	(5)	(16)
Past service costs including (losses)/gains on curtailments	65	(41)
Settlements	(2)	1
Interest cost	(603)	(576)
Actuarial gain/(loss) arising from changes in demographic assumptions	183	42
Actuarial gain/(loss) arising from changes in financial assumptions	(2,138)	611
Actuarial gain/(loss) arising from experience adjustments	(12)	18
Benefit payments	1,208	1,199
Currency retranslation	(628)	161
Others	(20)	10
Ending balance	(23,922)	(21,754)	(22,943)
Liabilities [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	(9,739)	(10,255)
Current service cost	(104)	(109)
Past service costs including (losses)/gains on curtailments	56	(46)
Interest cost	(276)	(254)
Actuarial gain/(loss) arising from changes in demographic assumptions	157
Actuarial gain/(loss) arising from changes in financial assumptions	(955)	351
Actuarial gain/(loss) arising from experience adjustments	(44)	(45)
Benefit payments	455	472
Currency retranslation	(551)	147
Ending balance	(11,001)	(9,739)	(10,255)
Liabilities [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	(4,664)	(4,913)
Current service cost	(4)	(4)
Past service costs including (losses)/gains on curtailments		8
Interest cost	(82)	(87)
Actuarial gain/(loss) arising from changes in demographic assumptions	14	53
Actuarial gain/(loss) arising from changes in financial assumptions	(511)	84
Actuarial gain/(loss) arising from experience adjustments	(15)	37
Benefit payments	165	166
Others		(8)
Ending balance	(5,097)	(4,664)	(4,913)
Liabilities [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(7,351)	(7,775)
Current service cost	(108)	(107)
Special termination benefits	(5)	(16)
Past service costs including (losses)/gains on curtailments	9	(3)
Settlements	(2)	1
Interest cost	(245)	(235)
Actuarial gain/(loss) arising from changes in demographic assumptions	12	(11)
Actuarial gain/(loss) arising from changes in financial assumptions	(672)	176
Actuarial gain/(loss) arising from experience adjustments	47	26
Benefit payments	588	561
Currency retranslation	(77)	14
Others	(20)	18
Ending balance	€ (7,824)	€ (7,351)	€ (7,775)